Capital structure and financial items - Distributions to shareholders - Narrative (Details) - DKK (kr) kr / shares in Units, kr in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash distribution to shareholders in the form of dividends and share repurchases			kr 49,389	kr 40,964	kr 36,976
Free cash flow			57,362
Total dividend for year			kr 27,950	kr 23,711
Dividends paid (DKK per share)	kr 4.25	kr 6.90	kr 12.40	kr 10.40
Dividends proposed			kr 18,337
Dividends pending approval (DKK per share)			kr 8.15
Total dividend	kr 9,613	kr 15,690	kr 25,303	kr 21,517	kr 20,121